8. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants, Outstanding, Number of Options	26,666,667	16,666,667	20,886,308
Warrants, Outstanding, Number of Options Issued	11,400,000	10,000,000	0
Warrants, Outstanding, Number of Options Exercised	0	0	0
Warrants, Outstanding, Number of Options Expired	(16,666,667)	0	(4,219,641)
Warrants, Outstanding, Number of Options	21,400,000	26,666,667	16,666,667
Warrants, Weighted Average Exercise Price	$ 0.116	$ 0.125	$ 0.14
Warrants, Weighted Average Exercise Price, Issued	0.075	0.1	0
Warrants, Weighted Average Exercise Price, Exercised	0	0	0
Warrants, Weighted Average Exercise Price, Expired	0.125	0	0.2
Warrants, Weighted Average Exercise Price	$ 0.087	$ 0.116	$ 0.125
Warrants 1
Warrants, Expiry Date	Feb. 28, 2025
Warrants, Exercise Price	$ 0.125
Warrants, Number of Options	16,666,667
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	(16,666,667)
Warrants, Number of Options	0	16,666,667
Warrants 2
Warrants, Expiry Date	Sep. 05, 2027
Warrants, Exercise Price	$ 0.1
Warrants, Number of Options	10,000,000
Warrants, Number of Options Issued	0
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	10,000,000	10,000,000
Warrants 3
Warrants, Expiry Date	Dec. 29, 2028
Warrants, Exercise Price	$ 0.075
Warrants, Number of Options	0
Warrants, Number of Options Issued	11,400,000
Warrants, Number of Options Exercised	0
Warrants, Number of Options Expired	0
Warrants, Number of Options	11,400,000	0
Warrants 4
Warrants, Expiry Date		Feb. 28, 2025
Warrants, Exercise Price		$ 0.125
Warrants, Number of Options	16,666,667	16,666,667
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		16,666,667	16,666,667
Warrants 5
Warrants, Expiry Date		Sep. 05, 2027
Warrants, Exercise Price		$ 0.1
Warrants, Number of Options	10,000,000	0
Warrants, Number of Options Issued		10,000,000
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		10,000,000	0
Warrants 6
Warrants, Expiry Date			Oct. 23, 2023
Warrants, Exercise Price			$ 0.2
Warrants, Number of Options		0	4,219,641
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(4,219,641)
Warrants, Number of Options			0
Warrants 7
Warrants, Expiry Date			Feb. 28, 2025
Warrants, Exercise Price			$ 0.125
Warrants, Number of Options		16,666,667	16,666,667
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			16,666,667